Related-Party and Exempt Party-In-Interest Transactions (Details) - EBP 004 - USD ($) shares in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total assets measured at fair value	$ 812,364,867	$ 721,516,818
Participant Loan Funds	7,974,177
Notes receivable from participants	$ 8,009,015	$ 7,422,609
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment number of shares (in shares)	5.4	4.8
Total assets measured at fair value	$ 105,300,000	$ 87,200,000
EBP, Nonemployer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment number of shares (in shares)	1.1
Total assets measured at fair value	$ 70,700,000